UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Tracking Stock

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Premium/Discount Analysis (Unaudited)
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to shareholders:
(No Action is Required by You)

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite Index® Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Shares of Fidelity® Nasdaq Composite Index® Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.  Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.  The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended May 31, 2020

From June 1, 2015 to May 31, 2020		Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	352	27.96%	825	65.53%
25 - <50	12	0.95%	63	5.00%
50 - <75	0	--	4	0.32%
75 - <100	0	--	1	0.08%
100 or above	0	--	2	0.16%
Total	364	28.91%	895	71.09%

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
Microsoft Corp.	9.7
Apple, Inc.	9.7
Amazon.com, Inc.	8.5
Facebook, Inc. Class A	3.8
Alphabet, Inc. Class C	3.4
Alphabet, Inc. Class A	3.0
Intel Corp.	1.9
NVIDIA Corp.	1.5
Cisco Systems, Inc.	1.4
Adobe, Inc.	1.3
44.2

Top Market Sectors as of May 31, 2020

% of fund's net assets
Information Technology	41.9
Communication Services	17.6
Consumer Discretionary	15.1
Health Care	10.9
Financials	4.4
Consumer Staples	4.1
Industrials	3.4
Real Estate	1.1
Utilities	0.7
Materials	0.3

Asset Allocation (% of fund's net assets)

As of May 31, 2020 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.2%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 17.6%
Diversified Telecommunication Services - 0.1%
ATN International, Inc.	4,018	$238,669
Bandwidth, Inc. (a)(b)	4,104	454,928
Cogent Communications Group, Inc.	9,251	707,887
Consolidated Communications Holdings, Inc. (b)	28,927	175,298
GCI Liberty, Inc. (a)	18,088	1,251,509
Iridium Communications, Inc. (a)	26,593	611,639
PDVWireless, Inc. (a)	4,619	247,578
Vonage Holdings Corp. (a)	52,680	507,308
		4,194,816
Entertainment - 2.4%
Activision Blizzard, Inc.	138,693	9,983,122
Bilibili, Inc. ADR (a)	31,250	1,013,438
Electronic Arts, Inc. (a)	51,299	6,303,621
iQIYI, Inc. ADR (a)	56,692	940,520
LiveXLive Media, Inc. (a)	43,378	124,061
NetEase, Inc. ADR	13,267	5,079,934
Netflix, Inc. (a)	78,630	33,003,370
Roku, Inc. Class A (a)	18,183	1,991,220
Take-Two Interactive Software, Inc. (a)	20,911	2,847,451
Zynga, Inc. (a)	172,255	1,576,133
		62,862,870
Interactive Media & Services - 10.9%
Alphabet, Inc.:
Class A (a)	53,670	76,937,018
Class C (a)	61,016	87,186,983
Baidu.com, Inc. sponsored ADR (a)	50,227	5,351,687
CarGurus, Inc. Class A (a)	18,851	489,749
Facebook, Inc. Class A (a)	430,462	96,892,692
IAC/InterActiveCorp (a)	14,365	3,883,865
Luokung Technology Corp. (a)	61,953	29,285
Match Group, Inc. (a)(b)	13,534	1,205,067
Momo, Inc. ADR	31,934	619,520
Qutoutiao, Inc. ADR (a)(b)	45,219	107,621
SINA Corp. (a)	13,740	430,199
TripAdvisor, Inc.	25,666	494,840
Weibo Corp. sponsored ADR (a)(b)	15,477	476,227
Yandex NV Series A (a)(b)	53,840	2,165,983
YY, Inc. ADR (a)	9,261	565,384
Zillow Group, Inc.:
Class A (a)	12,263	710,763
Class C (a)(b)	27,538	1,596,929
		279,143,812
Media - 3.2%
AMC Networks, Inc. Class A (a)(b)	10,199	288,326
Cardlytics, Inc. (a)	5,933	403,978
Charter Communications, Inc. Class A (a)	37,565	20,435,360
Comcast Corp. Class A	814,488	32,253,725
comScore, Inc. (a)	41,517	156,312
Criteo SA sponsored ADR (a)	19,102	195,796
Discovery Communications, Inc.:
Class A (a)(b)	27,955	608,021
Class C (non-vtg.) (a)	65,253	1,278,306
DISH Network Corp. Class A (a)	54,112	1,712,645
Fox Corp.:
Class A	64,789	1,889,895
Class B	49,181	1,415,429
Liberty Broadband Corp.:
Class A (a)	4,465	601,391
Class C (a)	27,321	3,732,595
Liberty Global PLC:
Class A (a)(b)	36,415	773,455
Class C (a)	82,504	1,702,058
Liberty Latin America Ltd.:
Class A (a)	13,767	137,257
Class C (a)(b)	27,083	259,997
Liberty Media Corp.:
rights 6/2/20 (a)	5,245	57,013
Liberty Braves Class C (a)	11,194	245,708
Liberty Formula One Group Series C (a)	37,992	1,316,423
Liberty SiriusXM Series A (a)	20,278	740,147
Liberty SiriusXM Series C (a)	35,338	1,288,777
Loral Space & Communications Ltd.	7,999	150,621
News Corp.:
Class A	67,741	829,827
Class B	34,788	426,501
Nexstar Broadcasting Group, Inc. Class A	8,874	739,293
Scholastic Corp.	8,469	248,989
Sinclair Broadcast Group, Inc. Class A (b)	16,067	300,292
Sirius XM Holdings, Inc. (b)	804,739	4,683,581
ViacomCBS, Inc.:
Class A (b)	6,513	159,764
Class B	97,606	2,024,348
		81,055,830
Wireless Telecommunication Services - 1.0%
Millicom International Cellular SA (b)	21,091	512,722
Shenandoah Telecommunications Co. (b)	10,487	551,721
T-Mobile U.S., Inc. (a)	220,742	22,083,030
VEON Ltd. sponsored ADR	361,603	538,788
Vodafone Group PLC sponsored ADR	75,099	1,239,884
		24,926,145

TOTAL COMMUNICATION SERVICES		452,183,473

CONSUMER DISCRETIONARY - 15.1%
Auto Components - 0.1%
Dorman Products, Inc. (a)	6,292	439,937
Fox Factory Holding Corp. (a)	8,083	582,865
Gentex Corp.	44,536	1,177,532
Gentherm, Inc. (a)	7,661	311,803
The Goodyear Tire & Rubber Co.	52,191	397,174
Visteon Corp. (a)(b)	6,254	450,288
		3,359,599
Automobiles - 1.1%
Tesla, Inc. (a)	32,988	27,544,980
Distributors - 0.1%
Core-Mark Holding Co., Inc.	11,338	317,237
LKQ Corp. (a)	57,208	1,570,932
Pool Corp.	7,049	1,896,322
		3,784,491
Diversified Consumer Services - 0.2%
Afya Ltd. (b)	11,903	233,894
Arco Platform Ltd. Class A (a)	6,581	319,047
Career Education Corp. (a)	17,328	282,100
Frontdoor, Inc. (a)	17,062	778,880
Grand Canyon Education, Inc. (a)	9,371	914,516
Laureate Education, Inc. Class A (a)	26,971	262,428
Strategic Education, Inc.	4,442	753,496
Weight Watchers International, Inc. (a)	13,937	333,094
		3,877,455
Hotels, Restaurants & Leisure - 1.5%
Bloomin' Brands, Inc.	21,526	245,612
Caesars Entertainment Corp. (a)	114,914	1,308,870
Churchill Downs, Inc. (b)	7,314	970,348
Cracker Barrel Old Country Store, Inc.	4,394	470,729
Dave & Buster's Entertainment, Inc.	7,582	100,007
Denny's Corp. (a)	14,695	159,367
DraftKings, Inc. Class A (a)(b)	55,865	2,217,841
Dunkin' Brands Group, Inc.	14,474	924,454
Eldorado Resorts, Inc. (a)(b)	17,758	629,699
Extended Stay America, Inc. unit	39,278	451,697
Golden Entertainment, Inc. (a)(b)	13,876	169,218
Huazhu Group Ltd. ADR	28,664	969,416
Jack in the Box, Inc.	5,257	352,324
Luckin Coffee, Inc. ADR (b)	7,624	16,468
Marriott International, Inc. Class A	57,301	5,071,139
Melco Crown Entertainment Ltd. sponsored ADR	40,074	642,386
Monarch Casino & Resort, Inc. (a)	7,152	287,081
Paddy Power Betfair PLC	11,954	1,517,656
Papa John's International, Inc. (b)	6,876	535,572
Penn National Gaming, Inc. (a)	23,512	771,429
Playa Hotels & Resorts NV (a)	56,492	147,444
Red Rock Resorts, Inc.	16,004	220,855
Scientific Games Corp. Class A (a)	20,609	324,180
Starbucks Corp.	209,877	16,368,307
Texas Roadhouse, Inc. Class A	13,721	711,434
The Cheesecake Factory, Inc. (b)	10,213	219,375
Wendy's Co.	41,384	879,824
Wingstop, Inc. (b)	5,974	728,529
Wynn Resorts Ltd.	18,430	1,534,850
		38,946,111
Household Durables - 0.3%
Cavco Industries, Inc. (a)	2,167	412,142
Garmin Ltd.	35,060	3,161,360
Helen of Troy Ltd. (a)(b)	5,019	913,056
iRobot Corp. (a)(b)	5,021	370,148
LGI Homes, Inc. (a)(b)	5,634	469,988
Newell Brands, Inc.	82,655	1,086,913
Sonos, Inc. (a)	27,949	303,526
Universal Electronics, Inc. (a)	4,542	205,480
		6,922,613
Internet & Direct Marketing Retail - 10.3%
Amazon.com, Inc. (a)	89,024	217,429,547
Baozun, Inc. sponsored ADR (a)(b)	11,195	296,556
CNOVA NV (a)(b)	49,959	177,462
Ctrip.com International Ltd. ADR (a)	96,736	2,570,276
eBay, Inc.	125,351	5,708,485
Etsy, Inc. (a)	22,191	1,797,027
Expedia, Inc.	25,130	1,997,332
Groupon, Inc. (a)	130,366	166,217
JD.com, Inc. sponsored ADR (a)	167,255	9,086,964
Liberty Interactive Corp. QVC Group Series A (a)(b)	79,288	652,937
MakeMyTrip Ltd. (a)(b)	15,644	242,326
MercadoLibre, Inc. (a)	8,992	7,658,217
Pinduoduo, Inc. ADR (a)	48,967	3,274,423
Secoo Holding Ltd. ADR (a)	16,141	37,609
Stamps.com, Inc. (a)	3,488	691,147
Stitch Fix, Inc. (a)(b)	13,368	309,068
The Booking Holdings, Inc. (a)	7,319	11,998,915
The RealReal, Inc. (b)	21,422	287,269
Waitr Holdings, Inc. (a)	46,861	115,747
		264,497,524
Leisure Products - 0.2%
BRP, Inc.	10,508	363,890
Hasbro, Inc.	25,735	1,891,780
Mattel, Inc. (a)(b)	66,624	613,607
Peloton Interactive, Inc. Class A (a)	36,763	1,551,031
		4,420,308
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	43,333	4,241,001
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	12,498	1,142,942
		5,383,943
Specialty Retail - 0.8%
Bed Bath & Beyond, Inc. (b)	28,414	206,570
Five Below, Inc. (a)	9,897	1,035,721
Monro, Inc. (b)	7,406	408,071
National Vision Holdings, Inc. (a)	16,590	444,280
O'Reilly Automotive, Inc. (a)	13,237	5,523,006
Office Depot, Inc.	132,937	328,354
Rent-A-Center, Inc. (b)	12,808	326,092
Ross Stores, Inc.	65,085	6,310,642
Sleep Number Corp. (a)	6,687	208,434
The Children's Place Retail Stores, Inc. (b)	4,039	168,184
Tractor Supply Co.	21,151	2,580,845
Ulta Beauty, Inc. (a)	10,622	2,591,874
Urban Outfitters, Inc. (a)	22,082	374,069
		20,506,142
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	12,930	944,666
Crocs, Inc. (a)	14,505	415,568
lululemon athletica, Inc. (a)	22,119	6,637,801
Sequential Brands Group, Inc. (a)(b)	44,132	8,142
Steven Madden Ltd.	17,196	404,450
		8,410,627

TOTAL CONSUMER DISCRETIONARY		387,653,793

CONSUMER STAPLES - 4.1%
Beverages - 1.6%
Coca-Cola Bottling Co. Consolidated (b)	1,579	384,376
MGP Ingredients, Inc. (b)	5,421	203,342
Monster Beverage Corp. (a)	97,272	6,994,830
National Beverage Corp. (a)(b)	9,965	567,806
PepsiCo, Inc.	248,930	32,746,742
		40,897,096
Food & Staples Retailing - 1.3%
Casey's General Stores, Inc.	6,772	1,081,692
Costco Wholesale Corp.	79,253	24,447,173
Grocery Outlet Holding Corp.	18,126	667,218
HF Foods Group, Inc. (a)(b)	19,024	136,212
PriceSmart, Inc.	7,060	383,923
Sprouts Farmers Market LLC (a)	24,453	614,504
Walgreens Boots Alliance, Inc.	160,473	6,890,711
		34,221,433
Food Products - 1.1%
Beyond Meat, Inc. (b)	11,719	1,503,431
Bridgford Foods Corp. (a)	4,317	68,036
Cal-Maine Foods, Inc.	9,625	428,890
Calavo Growers, Inc. (b)	4,245	248,375
Freshpet, Inc. (a)	7,764	599,226
Hostess Brands, Inc. Class A (a)(b)	28,166	340,104
J&J Snack Foods Corp.	4,024	517,607
Lancaster Colony Corp.	5,501	844,183
Mondelez International, Inc.	255,946	13,339,906
Pilgrim's Pride Corp. (a)	41,719	862,332
Sanderson Farms, Inc.	3,756	495,867
The Hain Celestial Group, Inc. (a)(b)	21,418	674,239
The Kraft Heinz Co.	221,142	6,738,197
The Simply Good Foods Co. (a)	20,692	352,385
		27,012,778
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	10,100	346,026
Reynolds Consumer Products, Inc.	38,992	1,301,943
WD-40 Co. (b)	2,823	541,593
		2,189,562
Personal Products - 0.0%
Inter Parfums, Inc.	6,815	316,284

TOTAL CONSUMER STAPLES		104,637,153

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
CSI Compressco LP	34,012	14,795
Geospace Technologies Corp. (a)	8,177	64,435
KLX Energy Services Holdings, Inc. (a)(b)	100,470	148,696
Patterson-UTI Energy, Inc.	72,637	268,031
SAExploration Holdings, Inc. (a)(b)	48,225	78,125
Smart Sand, Inc. (a)(b)	82,648	87,607
		661,689
Oil, Gas & Consumable Fuels - 0.2%
Alliance Resource Partners LP	37,274	118,159
Altus Midstream Co. (a)(b)	112,996	77,967
Amplify Energy Corp. New warrants 5/4/22 (a)	322	5
Blueknight Energy Partners LP	44,338	61,630
Centennial Resource Development, Inc. Class A (a)	198,625	200,611
Clean Energy Fuels Corp. (a)	88,851	185,699
Diamondback Energy, Inc.	30,285	1,289,535
Extraction Oil & Gas, Inc. (a)(b)	225,638	65,435
National Energy Services Reunited Corp. (a)(b)	28,417	161,409
Nextdecade Corp. (a)(b)	29,365	44,341
Noble Energy, Inc.	95,502	833,732
Pacific Ethanol, Inc. (a)	142,466	95,025
PDC Energy, Inc. (a)	24,417	297,399
Rosehill Resources, Inc. (a)(b)	128,821	43,245
StealthGas, Inc. (a)	18,277	48,617
Tellurian, Inc. (a)(b)	93,210	93,201
Viper Energy Partners LP	22,706	238,186
Westwater Resources, Inc. (a)(b)	26,701	59,543
		3,913,739

TOTAL ENERGY		4,575,428

FINANCIALS - 4.4%
Banks - 1.6%
1st Source Corp.	7,300	252,507
Ameris Bancorp	14,522	351,868
BancFirst Corp.	8,247	314,376
Bank OZK (b)	20,469	460,348
Banner Corp.	8,948	336,087
BOK Financial Corp. (b)	13,690	697,369
Boston Private Financial Holdings, Inc.	25,876	177,768
Bridge Bancorp, Inc.	7,860	167,418
Brookline Bancorp, Inc., Delaware	23,659	220,029
Camden National Corp.	5,560	186,482
Cathay General Bancorp	16,541	449,750
Centerstate Banks of Florida, Inc.	25,981	410,500
City Holding Co.	4,373	275,062
Columbia Banking Systems, Inc.	15,054	366,715
Commerce Bancshares, Inc. (b)	21,307	1,357,895
Community Trust Bancorp, Inc.	5,968	195,989
ConnectOne Bancorp, Inc.	12,650	185,449
CVB Financial Corp.	29,035	566,473
Eagle Bancorp, Inc.	7,916	256,162
East West Bancorp, Inc. (b)	27,787	971,156
Enterprise Bancorp, Inc.	3,398	78,290
Enterprise Financial Services Corp.	7,956	233,668
Farmers & Merchants Bancorp, Inc.	2,033	44,177
Fifth Third Bancorp	123,115	2,387,200
First Bancorp, North Carolina	8,876	225,628
First Busey Corp.	14,174	253,856
First Citizens Bancshares, Inc.	1,883	724,955
First Financial Bancorp, Ohio	21,223	282,054
First Financial Bankshares, Inc.	26,712	818,456
First Financial Corp., Indiana	5,031	176,588
First Hawaiian, Inc.	26,209	452,105
First Internet Bancorp	7,264	116,805
First Interstate Bancsystem, Inc.	7,975	249,219
First Merchants Corp.	11,585	325,075
First Midwest Bancorp, Inc., Delaware	23,812	310,747
First of Long Island Corp.	9,012	137,613
Flushing Financial Corp.	11,514	130,569
Fulton Financial Corp.	34,385	385,456
German American Bancorp, Inc.	7,835	242,728
Glacier Bancorp, Inc.	18,339	755,383
Great Southern Bancorp, Inc.	4,802	194,769
Grupo Financiero Galicia SA sponsored ADR (b)	18,972	151,966
Hancock Whitney Corp.	13,213	285,665
HarborOne Bancorp, Inc.	21,236	169,251
Heartland Financial U.S.A., Inc.	8,751	280,120
Home Bancshares, Inc.	34,186	494,671
Hope Bancorp, Inc.	31,405	298,190
Howard Bancorp, Inc. (a)	8,407	86,676
Huntington Bancshares, Inc.	174,270	1,549,260
IBERIABANK Corp.	8,115	344,157
Independent Bank Corp., Massachusetts	7,296	506,853
Independent Bank Group, Inc.	11,374	430,847
International Bancshares Corp.	14,664	451,358
Investar Holding Corp.	3,593	46,889
Investors Bancorp, Inc.	54,536	473,372
Lakeland Bancorp, Inc.	17,336	192,430
Lakeland Financial Corp. (b)	6,784	289,609
Live Oak Bancshares, Inc. (b)	12,397	167,855
Mid Penn Bancorp, Inc.	3,946	73,632
NBT Bancorp, Inc.	10,735	336,220
OceanFirst Financial Corp.	15,705	262,274
Old National Bancorp, Indiana	35,069	476,588
Opus Bank	11,412	222,420
Pacific Premier Bancorp, Inc. (b)	13,490	291,654
PacWest Bancorp (b)	19,845	343,517
People's Utah Bancorp	7,507	185,948
Peoples Financial Services Corp.	846	27,960
Peoples United Financial, Inc.	79,628	911,741
Pinnacle Financial Partners, Inc.	12,178	485,293
Popular, Inc.	16,363	646,175
Preferred Bank, Los Angeles	5,112	192,058
Renasant Corp.	12,868	310,376
Republic Bancorp, Inc., Kentucky Class A	6,170	197,749
S&T Bancorp, Inc.	9,972	221,777
Sandy Spring Bancorp, Inc.	10,120	245,410
Seacoast Banking Corp., Florida (a)	13,465	292,864
ServisFirst Bancshares, Inc.	12,242	427,001
Signature Bank	9,659	994,008
Simmons First National Corp. Class A	23,838	408,822
South State Corp.	7,118	374,193
Southside Bancshares, Inc.	9,162	258,368
Stock Yards Bancorp, Inc.	6,877	234,024
SVB Financial Group (a)	8,848	1,900,108
TCF Financial Corp.	25,296	731,560
Texas Capital Bancshares, Inc. (a)	10,537	281,970
The First Bancorp, Inc.	2,649	54,596
TowneBank	12,516	236,052
Trico Bancshares	8,733	247,755
Trustmark Corp.	14,115	335,796
UMB Financial Corp.	10,017	513,672
Umpqua Holdings Corp.	34,140	388,855
Union Bankshares Corp.	16,860	390,309
United Bankshares, Inc., West Virginia	23,155	673,347
United Community Bank, Inc. (b)	17,090	334,110
Univest Corp. of Pennsylvania	10,716	176,171
Valley National Bancorp	74,573	595,093
Veritex Holdings, Inc.	12,244	214,515
Washington Trust Bancorp, Inc.	6,014	192,268
WesBanco, Inc.	14,661	314,039
Westamerica Bancorp. (b)	6,376	376,056
Wintrust Financial Corp.	8,808	373,107
Zions Bancorp NA	27,066	890,607
		40,583,971
Capital Markets - 1.7%
BGC Partners, Inc. Class A (b)	84,793	218,342
Blucora, Inc. (a)	15,044	182,785
Carlyle Group LP (b)	65,725	1,817,954
CME Group, Inc.	64,195	11,722,007
Diamond Hill Investment Group, Inc.	1,391	145,999
E*TRADE Financial Corp.	38,174	1,738,444
Hamilton Lane, Inc. Class A	6,659	487,239
Interactive Brokers Group, Inc.	15,828	670,316
LPL Financial	15,403	1,099,620
MarketAxess Holdings, Inc.	6,954	3,536,735
Morningstar, Inc.	8,225	1,261,057
Northern Trust Corp.	38,541	3,045,124
SEI Investments Co.	28,325	1,535,782
T. Rowe Price Group, Inc.	42,230	5,105,607
TD Ameritrade Holding Corp.	97,582	3,636,881
The NASDAQ OMX Group, Inc.	29,915	3,543,731
Tradeweb Markets, Inc. Class A	14,930	984,783
Virtu Financial, Inc. Class A (b)	25,454	607,078
XP, Inc. Class A (a)	65,717	1,995,168
		43,334,652
Consumer Finance - 0.2%
Credit Acceptance Corp. (a)(b)	3,095	1,144,593
Encore Capital Group, Inc. (a)(b)	8,052	255,812
EZCORP, Inc. (non-vtg.) Class A (a)	26,400	136,224
First Cash Financial Services, Inc.	8,594	599,603
LendingTree, Inc. (a)(b)	2,580	670,852
LexinFintech Holdings Ltd. ADR (a)	23,192	189,015
Navient Corp.	46,534	346,213
PRA Group, Inc. (a)(b)	10,691	364,777
SLM Corp.	78,434	594,530
		4,301,619
Insurance - 0.7%
American National Insurance Co.	5,573	418,811
Amerisafe, Inc.	4,707	288,916
Arch Capital Group Ltd. (a)	70,221	1,981,637
Brighthouse Financial, Inc. (a)	20,404	606,203
Cincinnati Financial Corp.	29,312	1,727,942
eHealth, Inc. (a)	4,919	641,536
Enstar Group Ltd. (a)	3,227	459,525
Erie Indemnity Co. Class A (b)	8,731	1,573,675
Fanhua, Inc. ADR	9,307	174,879
James River Group Holdings Ltd.	8,043	311,023
Kinsale Capital Group, Inc.	4,597	686,424
National General Holdings Corp.	24,075	488,723
National Western Life Group, Inc.	1,054	206,510
Palomar Holdings, Inc. (a)	5,778	429,999
Principal Financial Group, Inc.	48,810	1,885,042
Safety Insurance Group, Inc.	3,871	295,125
Selective Insurance Group, Inc.	9,630	505,094
State Auto Financial Corp.	12,066	240,596
Trupanion, Inc. (a)(b)	8,871	267,195
United Fire Group, Inc.	7,714	206,967
United Insurance Holdings Corp.	18,151	142,304
Willis Group Holdings PLC	22,628	4,591,221
		18,129,347
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	92,273	1,194,013
New York Mortgage Trust, Inc.	73,054	151,952
		1,345,965
Thrifts & Mortgage Finance - 0.2%
Capitol Federal Financial, Inc.	32,772	384,252
HomeStreet, Inc.	8,200	195,324
Kearny Financial Corp.	25,397	217,652
Meridian Bancorp, Inc. Maryland	17,192	198,052
Meta Financial Group, Inc.	11,067	200,534
NMI Holdings, Inc. (a)	18,646	286,496
Northfield Bancorp, Inc.	16,799	183,613
Northwest Bancshares, Inc.	27,925	278,133
TFS Financial Corp.	55,890	861,265
Trustco Bank Corp., New York	32,373	203,950
Washington Federal, Inc.	17,176	444,171
WMI Holdings Corp. (a)	25,168	280,623
WSFS Financial Corp.	12,372	342,333
		4,076,398

TOTAL FINANCIALS		111,771,952

HEALTH CARE - 10.9%
Biotechnology - 6.5%
ACADIA Pharmaceuticals, Inc. (a)	28,865	1,434,013
Acceleron Pharma, Inc. (a)	10,359	1,023,780
ADMA Biologics, Inc. (a)(b)	59,414	195,472
Aduro Biotech, Inc. (a)	65,308	213,557
Agios Pharmaceuticals, Inc. (a)	14,018	725,291
Aileron Therapeutics, Inc. (a)	76,558	124,024
Aimmune Therapeutics, Inc. (a)(b)	16,419	272,720
Akebia Therapeutics, Inc. (a)	34,792	404,979
Aldeyra Therapeutics, Inc. (a)(b)	30,923	152,141
Alector, Inc. (a)(b)	17,110	559,497
Alexion Pharmaceuticals, Inc. (a)	40,420	4,846,358
Alkermes PLC (a)	31,562	516,354
Allakos, Inc. (a)(b)	9,911	644,215
Allena Pharmaceuticals, Inc. (a)	67,231	112,948
Allogene Therapeutics, Inc. (a)(b)	24,120	1,161,619
Alnylam Pharmaceuticals, Inc. (a)	20,720	2,802,794
Amarin Corp. PLC ADR (a)(b)	61,911	424,709
Amgen, Inc.	105,581	24,251,956
Amicus Therapeutics, Inc. (a)(b)	52,426	654,014
Apellis Pharmaceuticals, Inc. (a)	15,320	516,131
Applied Therapeutics, Inc. (a)(b)	6,114	278,309
Arbutus Biopharma Corp. (a)(b)	78,780	170,953
Arena Pharmaceuticals, Inc. (a)	10,607	633,980
Argenx SE ADR (a)	4,667	1,023,473
Arrowhead Pharmaceuticals, Inc. (a)	19,031	613,559
Ascendis Pharma A/S sponsored ADR (a)	8,767	1,275,511
Atara Biotherapeutics, Inc. (a)	28,587	328,751
Athenex, Inc. (a)(b)	20,027	217,693
Aurinia Pharmaceuticals, Inc. (a)	23,612	374,722
AVROBIO, Inc. (a)	12,279	248,281
Axovant Gene Therapies Ltd. (a)(b)	29,979	95,633
BeiGene Ltd. ADR (a)	8,043	1,331,438
Bellicum Pharmaceuticals, Inc. (a)(b)	13,350	101,861
BeyondSpring, Inc. (a)	9,953	169,201
BioCryst Pharmaceuticals, Inc. (a)(b)	54,937	246,942
Biogen, Inc. (a)	30,999	9,519,483
BioMarin Pharmaceutical, Inc. (a)	33,069	3,523,502
bluebird bio, Inc. (a)	11,483	730,663
Blueprint Medicines Corp. (a)	11,020	717,843
Bridgebio Pharma, Inc. (b)	24,562	720,403
CareDx, Inc. (a)(b)	10,508	337,517
Cellectis SA sponsored ADR (a)	11,354	209,708
ChemoCentryx, Inc. (a)	11,894	742,067
Chimerix, Inc. (a)	62,326	194,457
China Biologic Products Holdings, Inc. (a)	6,143	680,460
Clementia Pharmaceuticals, Inc. rights (a)(c)	20,215	27,290
Coherus BioSciences, Inc. (a)	17,417	324,653
Constellation Pharmaceuticals, Inc. (a)	9,633	342,260
Cortexyme, Inc. (b)	7,045	324,704
Corvus Pharmaceuticals, Inc. (a)(b)	32,532	112,235
CRISPR Therapeutics AG (a)(b)	12,226	789,555
Cyclerion Therapeutics, Inc. (a)(b)	52,765	210,005
Cytokinetics, Inc. (a)(b)	15,984	331,029
CytomX Therapeutics, Inc. (a)	24,335	215,608
Deciphera Pharmaceuticals, Inc. (a)	10,631	622,658
Denali Therapeutics, Inc. (a)(b)	26,847	747,152
Dicerna Pharmaceuticals, Inc. (a)	16,869	363,864
Diffusion Pharmaceuticals, Inc. (a)	150,578	195,751
Eagle Pharmaceuticals, Inc. (a)	3,973	203,656
Editas Medicine, Inc. (a)(b)	12,307	333,150
Eidos Therapeutics, Inc. (a)(b)	8,027	392,601
Enanta Pharmaceuticals, Inc. (a)	5,064	260,745
Epizyme, Inc. (a)(b)	20,870	366,269
Esperion Therapeutics, Inc. (a)(b)	6,375	270,109
Exact Sciences Corp. (a)	27,595	2,369,859
Exelixis, Inc. (a)	57,829	1,428,955
Exicure, Inc. (a)	54,159	150,020
Fate Therapeutics, Inc. (a)	16,436	533,019
FibroGen, Inc. (a)	16,365	547,246
Five Prime Therapeutics, Inc. (a)	41,491	219,902
G1 Therapeutics, Inc. (a)	10,955	185,906
Galapagos Genomics NV sponsored ADR (a)(b)	1,233	250,028
Gilead Sciences, Inc.	225,899	17,581,719
Global Blood Therapeutics, Inc. (a)(b)	11,940	834,845
GlycoMimetics, Inc. (a)	38,409	108,697
Gossamer Bio, Inc. (a)	22,850	277,628
Grifols SA ADR	26,199	495,947
Gritstone Oncology, Inc. (a)(b)	18,268	118,011
Halozyme Therapeutics, Inc. (a)	28,310	687,084
Heron Therapeutics, Inc. (a)(b)	20,631	375,897
Homology Medicines, Inc. (a)	13,757	195,900
IGM Biosciences, Inc. (a)(b)	5,854	379,222
ImmunoGen, Inc. (a)	58,073	271,782
Immunomedics, Inc. (a)(b)	40,790	1,370,136
Incyte Corp. (a)	39,647	4,040,426
InflaRx NV (a)(b)	27,132	239,304
Insmed, Inc. (a)(b)	20,485	497,581
Intercept Pharmaceuticals, Inc. (a)(b)	6,688	483,275
Ionis Pharmaceuticals, Inc. (a)(b)	25,224	1,417,841
Iovance Biotherapeutics, Inc. (a)(b)	24,981	801,640
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	35,773	348,071
Kalvista Pharmaceuticals, Inc. (a)	11,120	125,100
Karuna Therapeutics, Inc. (a)(b)	5,626	528,056
Karyopharm Therapeutics, Inc. (a)	16,332	301,979
Kiniksa Pharmaceuticals Ltd. (a)(b)	9,855	205,674
Kodiak Sciences, Inc. (a)(b)	9,384	606,300
Lexicon Pharmaceuticals, Inc. (a)(b)	45,979	87,820
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	3,265	331,626
General CVR (a)	1,530	20
Glucagon CVR (a)	1,530	21
rights (a)	1,530	21
TR Beta CVR (a)	1,530	367
Macrogenics, Inc. (a)	14,139	272,034
Madrigal Pharmaceuticals, Inc. (a)	2,812	326,248
Magenta Therapeutics, Inc. (a)	14,194	125,475
Marker Therapeutics, Inc. (a)(b)	45,135	102,456
Minerva Neurosciences, Inc. (a)	19,919	73,899
Mirati Therapeutics, Inc. (a)	8,587	851,745
Moderna, Inc. (a)	66,979	4,119,209
Momenta Pharmaceuticals, Inc. (a)	23,602	742,991
Myriad Genetics, Inc. (a)	19,089	277,363
Natera, Inc. (a)	15,931	698,574
Neurocrine Biosciences, Inc. (a)	17,189	2,144,500
NextCure, Inc. (b)	6,622	206,673
Novavax, Inc. (a)	10,372	477,527
NuCana PLC ADR (a)(b)	13,541	84,902
Opko Health, Inc. (a)(b)	150,282	342,643
Organogenesis Holdings, Inc. Class A (a)	18,427	76,104
Ovid Therapeutics, Inc. (a)(b)	32,887	175,945
Precigen, Inc. (a)(b)	55,758	122,668
Principia Biopharma, Inc. (a)	6,838	436,880
ProQR Therapeutics BV (a)(b)	24,820	137,999
Prothena Corp. PLC (a)	14,923	159,079
PTC Therapeutics, Inc. (a)	12,729	645,488
Regeneron Pharmaceuticals, Inc. (a)	19,275	11,811,913
REGENXBIO, Inc. (a)	9,361	352,535
Repligen Corp. (a)	9,981	1,307,212
Replimune Group, Inc. (a)	11,498	215,932
Revolution Medicines, Inc. (b)	12,877	395,581
Rocket Pharmaceuticals, Inc. (a)(b)	20,219	380,319
Rubius Therapeutics, Inc. (a)(b)	31,954	206,103
Sage Therapeutics, Inc. (a)	10,500	375,060
Sangamo Therapeutics, Inc. (a)	29,011	324,633
Sarepta Therapeutics, Inc. (a)	14,490	2,206,392
Savara, Inc. (a)	50,673	123,642
Seattle Genetics, Inc. (a)	31,336	4,926,333
Sellas Life Sciences Group, Inc. (a)(b)	34,771	119,265
Seres Therapeutics, Inc. (a)(b)	37,600	206,424
Solid Biosciences, Inc. (a)(b)	43,917	129,555
Springworks Therapeutics, Inc. (a)(b)	11,303	430,305
Synlogic, Inc. (a)(b)	40,203	100,910
T2 Biosystems, Inc. (a)(b)	163,099	136,889
TCR2 Therapeutics, Inc. (a)	11,657	117,736
TG Therapeutics, Inc. (a)	27,276	508,697
Tobira Therapeutics, Inc. rights (a)(c)	1,750	14,963
Tocagen, Inc. (a)	67,993	82,272
Turning Point Therapeutics, Inc. (a)	7,761	537,449
Twist Bioscience Corp. (a)(b)	8,860	336,237
Ultragenyx Pharmaceutical, Inc. (a)(b)	11,541	790,097
uniQure B.V. (a)	9,225	619,551
United Therapeutics Corp. (a)	8,568	1,010,596
UNITY Biotechnology, Inc. (a)(b)	21,484	175,739
UroGen Pharma Ltd. (a)(b)	7,178	168,468
Vertex Pharmaceuticals, Inc. (a)	46,650	13,433,334
Viela Bio, Inc. (b)	10,925	512,383
Vir Biotechnology, Inc. (a)(b)	21,783	744,543
Voyager Therapeutics, Inc. (a)	29,418	355,958
Xencor, Inc. (a)	12,824	387,926
Y-mAbs Therapeutics, Inc. (a)	9,315	355,647
Zai Lab Ltd. ADR (a)	9,574	712,306
		167,566,508
Health Care Equipment & Supplies - 2.0%
Abiomed, Inc. (a)	8,507	1,904,717
Accelerate Diagnostics, Inc. (a)(b)	19,640	163,994
Align Technology, Inc. (a)	14,453	3,549,946
Atricure, Inc. (a)	8,872	424,170
Atrion Corp. (b)	462	296,599
Cardiovascular Systems, Inc. (a)	8,390	324,861
Dentsply Sirona, Inc.	40,314	1,875,407
DexCom, Inc. (a)	16,579	6,272,001
electroCore, Inc. (a)	104,052	96,716
Heska Corp. (a)(b)	2,474	217,539
Hologic, Inc. (a)	48,717	2,582,001
ICU Medical, Inc. (a)	4,095	817,444
IDEXX Laboratories, Inc. (a)	15,544	4,801,231
Inari Medical, Inc.	7,833	344,652
InMode Ltd. (a)(b)	9,185	269,212
Insulet Corp. (a)	11,503	2,169,121
Integra LifeSciences Holdings Corp. (a)	16,816	876,282
Intuitive Surgical, Inc. (a)	20,893	12,118,567
iRhythm Technologies, Inc. (a)	5,503	684,078
LeMaitre Vascular, Inc. (b)	7,036	189,198
LivaNova PLC (a)	10,254	548,486
Masimo Corp. (a)	10,022	2,407,184
Merit Medical Systems, Inc. (a)(b)	11,898	535,291
Natus Medical, Inc. (a)(b)	9,390	200,946
Neogen Corp. (a)	10,739	764,832
Novocure Ltd. (a)	19,140	1,290,610
NuVasive, Inc. (a)	10,531	638,179
Orthofix International NV (a)	5,932	202,163
Quidel Corp. (a)	7,980	1,396,500
Shockwave Medical, Inc. (a)	7,639	336,192
Silk Road Medical, Inc. (a)	7,837	299,922
SmileDirectClub, Inc. (a)(b)	32,207	251,537
Staar Surgical Co. (a)(b)	10,272	398,554
Tactile Systems Technology, Inc. (a)(b)	5,158	249,905
Tandem Diabetes Care, Inc. (a)	11,767	978,426
Varex Imaging Corp. (a)	11,502	215,778
Wright Medical Group NV (a)	25,436	751,634
		51,443,875
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (a)(b)	25,163	812,765
Acadia Healthcare Co., Inc. (a)	19,171	548,482
Addus HomeCare Corp. (a)	3,677	363,876
Amedisys, Inc. (a)	6,208	1,192,246
BioScrip, Inc. (a)(b)	37,626	571,915
BioTelemetry, Inc. (a)	7,894	372,439
Corvel Corp. (a)	4,205	285,477
Covetrus, Inc. (a)	26,271	401,421
Guardant Health, Inc. (a)	17,700	1,599,903
HealthEquity, Inc. (a)	14,200	879,974
Henry Schein, Inc. (a)	24,868	1,509,985
LHC Group, Inc. (a)	6,184	1,004,962
Magellan Health Services, Inc. (a)	5,402	405,096
National Research Corp. Class A	6,083	345,028
Patterson Companies, Inc. (b)	21,900	431,211
Pennant Group, Inc. (a)	8,465	215,773
Premier, Inc. (a)(b)	13,718	477,249
Progyny, Inc. (a)	18,295	456,643
R1 RCM, Inc. (a)	26,953	285,971
The Ensign Group, Inc.	11,658	509,688
		12,670,104
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	38,859	245,589
Cerner Corp.	57,028	4,157,341
Change Healthcare, Inc.	57,473	717,263
Health Catalyst, Inc. (b)	9,815	266,379
HMS Holdings Corp. (a)	18,796	587,187
Inovalon Holdings, Inc. Class A (a)(b)	18,695	351,840
Livongo Health, Inc. (b)	18,832	1,128,602
Nextgen Healthcare, Inc. (a)	20,526	211,828
Omnicell, Inc. (a)	8,589	574,690
Schrodinger, Inc. (b)	9,039	618,720
Tabula Rasa HealthCare, Inc. (a)(b)	5,394	288,201
		9,147,640
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	9,770	761,767
Adaptive Biotechnologies Corp.	23,223	898,730
Bio-Techne Corp.	7,178	1,900,734
BioNano Genomics, Inc. (a)(b)	209,443	94,040
Bruker Corp.	27,432	1,187,257
ICON PLC (a)	9,148	1,540,981
Illumina, Inc. (a)	26,258	9,532,967
Luminex Corp.	10,463	326,027
Medpace Holdings, Inc. (a)	7,390	685,940
NeoGenomics, Inc. (a)(b)	21,260	567,429
Pacific Biosciences of California, Inc. (a)(b)	45,258	159,308
PPD, Inc.	61,214	1,667,469
PRA Health Sciences, Inc. (a)	12,272	1,270,152
Syneos Health, Inc. (a)	20,126	1,227,485
		21,820,286
Pharmaceuticals - 0.7%
AcelRx Pharmaceuticals, Inc. (a)	75,544	105,006
Aclaris Therapeutics, Inc. (a)(b)	73,002	102,933
Adamis Pharmaceuticals Corp. (a)(b)	232,779	114,783
Aerie Pharmaceuticals, Inc. (a)(b)	13,597	190,766
Akcea Therapeutics, Inc. (a)(b)	21,631	322,302
Amphastar Pharmaceuticals, Inc. (a)(b)	12,990	242,134
ANI Pharmaceuticals, Inc. rights (a)(c)	739	0
Arvinas Holding Co. LLC (a)	8,704	289,582
Assertio Holdings, Inc. (a)(b)	133,767	131,975
AstraZeneca PLC rights (a)(c)	1,845	0
Axsome Therapeutics, Inc. (a)	7,409	570,345
Corcept Therapeutics, Inc. (a)(b)	26,468	400,726
Cronos Group, Inc. (a)(b)	75,384	494,402
CymaBay Therapeutics, Inc. (a)(b)	77,195	286,007
Dova Pharmaceuticals, Inc. rights (a)(c)	7,729	4,174
Eloxx Pharmaceuticals, Inc. (a)(b)	30,808	104,439
Endo International PLC (a)(b)	56,731	218,982
EyeGate Pharmaceuticals, Inc. (a)	22,182	113,350
GW Pharmaceuticals PLC ADR (a)(b)	5,996	736,009
Horizon Pharma PLC (a)	35,825	1,817,402
Innoviva, Inc. (a)	23,787	332,304
Intra-Cellular Therapies, Inc. (a)(b)	16,529	345,126
Jazz Pharmaceuticals PLC (a)	10,459	1,247,968
Mylan NV (a)	97,533	1,664,888
MyoKardia, Inc. (a)	9,411	962,651
Nektar Therapeutics (a)(b)	33,817	733,829
OptiNose, Inc. (a)(b)	28,800	124,416
Pacira Biosciences, Inc. (a)	9,410	413,570
Paratek Pharmaceuticals, Inc. (a)(b)	44,448	197,349
Reata Pharmaceuticals, Inc. (a)(b)	5,252	763,221
resTORbio, Inc. (a)(b)	111,435	241,814
Revance Therapeutics, Inc. (a)(b)	15,645	326,981
Sanofi SA sponsored ADR	39,006	1,915,585
Supernus Pharmaceuticals, Inc. (a)	13,000	313,560
Tetraphase Pharmaceuticals, Inc. (a)	32,907	71,079
TherapeuticsMD, Inc. (a)(b)	139,587	157,733
Theravance Biopharma, Inc. (a)(b)	14,294	360,924
Tilray, Inc. Class 2 (a)(b)	31,597	311,230
Tricida, Inc. (a)(b)	11,620	312,113
Verrica Pharmaceuticals, Inc. (a)(b)	11,056	126,923
Zogenix, Inc. (a)	10,914	317,925
		17,486,506

TOTAL HEALTH CARE		280,134,919

INDUSTRIALS - 3.4%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)	5,545	392,752
Axon Enterprise, Inc. (a)	11,665	886,073
Elbit Systems Ltd. (b)	8,484	1,195,311
Kratos Defense & Security Solutions, Inc. (a)	23,685	439,357
Mercury Systems, Inc. (a)(b)	10,589	946,127
		3,859,620
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	14,753	317,780
Atlas Air Worldwide Holdings, Inc. (a)	6,919	270,256
C.H. Robinson Worldwide, Inc.	23,158	1,878,809
Expeditors International of Washington, Inc.	30,535	2,331,958
Forward Air Corp.	6,328	314,375
Hub Group, Inc. Class A (a)	7,570	354,049
		5,467,227
Airlines - 0.2%
Allegiant Travel Co. (b)	3,475	370,261
American Airlines Group, Inc. (b)	69,917	734,129
Hawaiian Holdings, Inc. (b)	9,827	141,804
JetBlue Airways Corp. (a)	49,956	503,057
Ryanair Holdings PLC sponsored ADR (a)	18,932	1,358,750
SkyWest, Inc.	11,277	361,653
United Airlines Holdings, Inc. (a)(b)	51,892	1,455,052
		4,924,706
Building Products - 0.1%
AAON, Inc.	10,994	595,545
American Woodmark Corp. (a)	3,795	238,174
Apogee Enterprises, Inc.	7,358	151,943
Builders FirstSource, Inc. (a)	21,594	449,371
Caesarstone Sdot-Yam Ltd.	14,273	159,001
Gibraltar Industries, Inc. (a)	7,331	322,637
Patrick Industries, Inc. (b)	5,845	303,180
Ufp Industries, Inc.	12,655	578,713
		2,798,564
Commercial Services & Supplies - 0.5%
Casella Waste Systems, Inc. Class A (a)	9,898	504,303
Cimpress PLC (a)(b)	5,764	519,509
Cintas Corp.	18,305	4,538,908
Copart, Inc. (a)	42,649	3,812,394
Healthcare Services Group, Inc. (b)	16,928	404,918
Herman Miller, Inc.	12,655	291,318
Interface, Inc.	18,057	153,304
Kimball International, Inc. Class B	11,847	132,568
McGrath RentCorp.	5,419	302,163
Mobile Mini, Inc.	9,897	317,100
SP Plus Corp. (a)(b)	6,102	124,298
Stericycle, Inc. (a)	15,252	836,267
Tetra Tech, Inc.	10,821	853,777
U.S. Ecology, Inc.	7,192	242,155
		13,032,982
Construction & Engineering - 0.0%
Aegion Corp. (a)(b)	12,840	192,728
Primoris Services Corp.	13,919	232,308
Williams Scotsman Corp. (a)(b)	26,620	355,111
		780,147
Electrical Equipment - 0.1%
Ballard Power Systems, Inc. (a)(b)	50,234	537,055
Encore Wire Corp.	5,310	256,420
Sunrun, Inc. (a)	27,056	451,835
TPI Composites, Inc. (a)	10,621	220,386
Vicor Corp. (a)	5,420	330,512
		1,796,208
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	40,023	1,998,348
Raven Industries, Inc.	9,109	195,388
		2,193,736
Machinery - 0.5%
Altra Industrial Motion Corp.	14,662	454,522
Chart Industries, Inc. (a)	8,721	342,299
Columbus McKinnon Corp. (NY Shares)	6,660	202,531
Franklin Electric Co., Inc.	9,623	488,079
Kornit Digital Ltd. (a)	8,400	392,700
Lincoln Electric Holdings, Inc. (b)	10,002	821,864
Middleby Corp. (a)	9,099	619,642
Nordson Corp.	9,842	1,853,741
Omega Flex, Inc. (b)	3,346	342,296
PACCAR, Inc.	63,157	4,664,776
RBC Bearings, Inc. (a)	5,117	719,706
Sun Hydraulics Corp.	8,236	294,602
TriMas Corp. (a)	10,847	256,532
Woodward, Inc.	10,284	705,277
		12,158,567
Marine - 0.0%
Golden Ocean Group Ltd. (b)	48,181	148,398
Star Bulk Carriers Corp. (b)	27,830	141,655
		290,053
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)	7,391	476,646
CoStar Group, Inc. (a)	6,678	4,386,110
Exponent, Inc.	10,385	770,982
Forrester Research, Inc. (a)	5,927	186,108
Huron Consulting Group, Inc. (a)	5,397	249,665
ICF International, Inc.	4,324	283,568
Kelly Services, Inc. Class A (non-vtg.)	12,217	183,133
Upwork, Inc. (a)	24,940	310,254
Verisk Analytics, Inc.	28,879	4,986,826
		11,833,292
Road & Rail - 0.9%
AMERCO	3,241	1,045,223
ArcBest Corp. (b)	8,426	188,658
Avis Budget Group, Inc. (a)(b)	14,278	307,405
CSX Corp.	137,765	9,861,219
Heartland Express, Inc.	18,662	408,698
J.B. Hunt Transport Services, Inc.	18,287	2,188,405
Landstar System, Inc.	6,246	726,160
Lyft, Inc. (a)	55,901	1,747,465
Marten Transport Ltd.	13,256	339,221
Old Dominion Freight Lines, Inc.	21,445	3,669,025
Saia, Inc. (a)	5,515	598,047
Universal Logistics Holdings, Inc.	11,009	163,594
Werner Enterprises, Inc. (b)	14,321	661,917
		21,905,037
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	12,667	311,862
BMC Stock Holdings, Inc. (a)	14,894	389,776
Fastenal Co.	104,660	4,318,272
H&E Equipment Services, Inc.	8,428	144,456
HD Supply Holdings, Inc. (a)	29,364	931,132
Rush Enterprises, Inc. Class A	6,945	289,051
		6,384,549

TOTAL INDUSTRIALS		87,424,688

INFORMATION TECHNOLOGY - 41.9%
Communications Equipment - 1.7%
Acacia Communications, Inc. (a)	8,710	587,925
Cisco Systems, Inc.	760,030	36,344,635
CommScope Holding Co., Inc. (a)	43,086	444,217
EchoStar Holding Corp. Class A (a)	11,669	363,606
Ericsson (B Shares) sponsored ADR	68,981	630,486
F5 Networks, Inc. (a)	11,479	1,663,537
Infinera Corp. (a)	46,687	232,501
InterDigital, Inc.	7,036	386,769
Ituran Location & Control Ltd.	9,333	159,688
Lumentum Holdings, Inc. (a)	14,415	1,056,908
NETGEAR, Inc. (a)(b)	8,769	225,626
NetScout Systems, Inc. (a)	16,291	447,514
Radware Ltd. (a)	11,959	284,863
ViaSat, Inc. (a)	13,091	549,822
Viavi Solutions, Inc. (a)	48,144	557,989
		43,936,086
Electronic Equipment & Components - 0.8%
Avnet, Inc.	18,795	511,976
CDW Corp.	24,887	2,760,217
Cognex Corp. (b)	32,113	1,822,092
Coherent, Inc. (a)	4,938	717,047
ePlus, Inc. (a)	3,466	255,479
Flextronics International Ltd. (a)	98,550	956,921
FLIR Systems, Inc.	24,734	1,142,711
Hollysys Automation Technologies Ltd.	17,162	214,353
II-VI, Inc. (a)	17,548	834,056
Insight Enterprises, Inc. (a)	7,567	387,884
IPG Photonics Corp. (a)	10,073	1,565,344
Itron, Inc. (a)	8,087	520,965
Littelfuse, Inc.	4,923	799,938
MTS Systems Corp.	7,210	126,968
National Instruments Corp.	25,219	976,480
Novanta, Inc. (a)	7,124	731,706
OSI Systems, Inc. (a)	4,237	321,037
PC Connection, Inc.	6,344	274,568
Plexus Corp. (a)	6,425	412,614
Sanmina Corp. (a)	15,211	404,765
ScanSource, Inc. (a)	6,952	171,367
Tech Data Corp. (a)	5,953	811,037
Trimble, Inc. (a)	43,809	1,713,808
TTM Technologies, Inc. (a)	24,744	286,288
Zebra Technologies Corp. Class A (a)	9,338	2,440,206
		21,159,827
IT Services - 3.7%
Akamai Technologies, Inc. (a)	29,680	3,140,144
Amdocs Ltd.	25,374	1,579,785
Automatic Data Processing, Inc.	77,035	11,284,857
Cardtronics PLC (a)(b)	10,442	252,592
Cass Information Systems, Inc.	4,182	168,702
Cognizant Technology Solutions Corp. Class A	97,099	5,146,247
CSG Systems International, Inc. (b)	7,567	358,297
Euronet Worldwide, Inc. (a)	9,063	858,538
Exela Technologies, Inc. (a)(b)	168,590	54,758
ExlService Holdings, Inc. (a)	7,228	442,137
Fiserv, Inc. (a)	121,231	12,943,834
GDS Holdings Ltd. ADR (a)	19,845	1,131,165
Jack Henry & Associates, Inc.	14,165	2,561,882
ManTech International Corp. Class A	5,733	445,683
MongoDB, Inc. Class A (a)	9,197	2,134,716
NIC, Inc.	15,647	376,467
Okta, Inc. (a)	20,573	4,023,667
Paychex, Inc.	65,288	4,719,017
PayPal Holdings, Inc. (a)	210,093	32,566,516
Perficient, Inc. (a)	6,078	206,895
QIWI PLC Class B sponsored ADR	15,347	214,014
Sabre Corp. (b)	61,761	430,474
StoneCo Ltd. Class A (a)(b)	27,288	864,484
Sykes Enterprises, Inc. (a)	9,917	270,337
Ttec Holdings, Inc.	10,400	440,544
Tucows, Inc. (a)(b)	3,235	194,326
VeriSign, Inc. (a)	20,520	4,494,085
Verra Mobility Corp. (a)	37,479	408,896
Virtusa Corp. (a)	7,331	220,443
Wix.com Ltd. (a)	9,586	2,131,255
		94,064,757
Semiconductors & Semiconductor Equipment - 9.7%
Advanced Energy Industries, Inc. (a)	8,255	551,682
Advanced Micro Devices, Inc. (a)	208,514	11,218,053
Ambarella, Inc. (a)	7,189	407,904
Amkor Technology, Inc. (a)	48,067	508,549
Analog Devices, Inc.	66,621	7,524,842
Applied Materials, Inc.	163,315	9,175,037
ASML Holding NV	12,998	4,282,971
Axcelis Technologies, Inc. (a)	9,477	254,457
Broadcom, Inc.	71,472	20,817,649
Brooks Automation, Inc.	15,088	603,067
Cabot Microelectronics Corp.	5,890	853,225
Canadian Solar, Inc. (a)(b)	14,771	277,695
Cirrus Logic, Inc. (a)	11,604	841,058
Cree, Inc. (a)(b)	21,068	1,110,073
Diodes, Inc. (a)	10,763	523,512
Enphase Energy, Inc. (a)	23,363	1,359,493
Entegris, Inc.	25,580	1,531,730
First Solar, Inc. (a)(b)	17,035	794,172
FormFactor, Inc. (a)	16,830	423,611
Intel Corp.	766,005	48,204,695
KLA-Tencor Corp.	28,526	5,019,435
Kopin Corp. (a)	56,043	58,285
Kulicke & Soffa Industries, Inc.	14,556	325,472
Lam Research Corp.	26,293	7,195,605
Lattice Semiconductor Corp. (a)(b)	27,678	688,352
MACOM Technology Solutions Holdings, Inc. (a)	14,754	468,440
Marvell Technology Group Ltd.	123,030	4,013,239
Maxim Integrated Products, Inc.	49,724	2,868,080
Microchip Technology, Inc.	43,534	4,180,135
Micron Technology, Inc. (a)	200,236	9,593,307
MKS Instruments, Inc.	10,661	1,126,121
Monolithic Power Systems, Inc.	8,395	1,760,851
Nova Measuring Instruments Ltd. (a)	6,979	332,898
NVIDIA Corp.	109,648	38,927,233
NXP Semiconductors NV	50,854	4,887,069
ON Semiconductor Corp. (a)	78,812	1,299,610
Power Integrations, Inc.	6,074	658,118
Qorvo, Inc. (a)	21,001	2,199,645
Qualcomm, Inc.	204,331	16,526,291
Rambus, Inc. (a)	25,215	391,841
Semtech Corp. (a)	13,557	720,961
Silicon Laboratories, Inc. (a)	8,591	804,633
Silicon Motion Technology Corp. sponsored ADR	8,026	361,732
Skyworks Solutions, Inc.	31,185	3,696,670
SolarEdge Technologies, Inc. (a)	8,511	1,207,711
SunPower Corp. (a)(b)	41,020	296,164
Synaptics, Inc. (a)(b)	7,212	459,549
Teradyne, Inc.	30,121	2,018,709
Texas Instruments, Inc.	167,109	19,842,523
Tower Semiconductor Ltd. (a)	19,991	402,019
Universal Display Corp.	8,435	1,236,571
Xilinx, Inc.	43,754	4,023,180
		248,853,924
Software - 15.9%
2U, Inc. (a)	11,348	413,862
ACI Worldwide, Inc. (a)	23,065	636,133
Adobe, Inc. (a)	86,599	33,479,173
Alarm.com Holdings, Inc. (a)	10,457	494,512
Altair Engineering, Inc. Class A (a)(b)	8,844	345,712
ANSYS, Inc. (a)	15,385	4,353,955
AppFolio, Inc. (a)(b)	3,570	565,881
Appian Corp. Class A (a)(b)	7,758	441,896
Aspen Technology, Inc. (a)	12,863	1,358,847
Atlassian Corp. PLC (a)	21,596	4,001,739
Autodesk, Inc. (a)	39,707	8,353,559
Blackbaud, Inc.	10,278	602,394
BlackLine, Inc. (a)	11,306	840,036
Bottomline Technologies, Inc. (a)	9,492	480,295
Cadence Design Systems, Inc. (a)	50,868	4,643,740
CDK Global, Inc.	23,195	911,795
Check Point Software Technologies Ltd. (a)	25,366	2,781,889
Citrix Systems, Inc.	21,409	3,171,101
CommVault Systems, Inc. (a)	10,263	415,241
Cornerstone OnDemand, Inc. (a)	12,252	473,540
Coupa Software, Inc. (a)	11,707	2,663,460
Crowdstrike Holdings, Inc. (b)	20,362	1,787,987
CyberArk Software Ltd. (a)	6,590	683,910
Datadog, Inc. Class A (a)	31,416	2,239,018
Descartes Systems Group, Inc. (Canada) (a)	16,872	804,356
DocuSign, Inc. (a)	32,782	4,580,957
Dropbox, Inc. Class A (a)	42,600	961,482
Ebix, Inc. (b)	7,714	172,871
Everbridge, Inc. (a)	6,681	977,163
FireEye, Inc. (a)	46,977	586,273
Five9, Inc. (a)	11,843	1,234,041
Fortinet, Inc. (a)	31,194	4,342,205
GTY Govtech, Inc. (a)(b)	23,510	88,163
Intuit, Inc.	46,860	13,604,395
j2 Global, Inc.	9,559	748,470
LivePerson, Inc. (a)(b)	13,877	519,694
LogMeIn, Inc.	7,819	663,833
Magic Software Enterprises Ltd.	9,210	93,666
Manhattan Associates, Inc. (a)	12,353	1,092,005
Microsoft Corp.	1,360,105	249,239,218
MicroStrategy, Inc. Class A (a)	2,027	252,321
Mimecast Ltd. (a)	12,709	530,982
NICE Systems Ltd. sponsored ADR (a)	8,388	1,561,342
Nortonlifelock, Inc.	111,662	2,543,660
Nuance Communications, Inc. (a)	50,759	1,161,366
Nutanix, Inc. Class A (a)	35,568	855,766
Open Text Corp.	50,057	2,079,573
Parametric Technology Corp. (a)	21,579	1,648,204
Pareteum Corp. (a)(b)	176,841	77,120
Paylocity Holding Corp. (a)	10,117	1,315,261
Pegasystems, Inc.	15,093	1,435,646
Pluralsight, Inc. (a)(b)	23,307	485,485
Progress Software Corp.	9,866	398,586
Proofpoint, Inc. (a)	10,895	1,266,762
Qualys, Inc. (a)(b)	7,768	895,806
Rapid7, Inc. (a)	10,199	498,629
RealPage, Inc. (a)	15,744	1,067,758
Safe-T Group Ltd. ADR (a)(b)	52,870	69,260
Sapiens International Corp. NV (b)	12,306	289,437
Splunk, Inc. (a)	27,760	5,158,918
SPS Commerce, Inc. (a)	7,703	525,036
SS&C Technologies Holdings, Inc.	45,484	2,633,296
SurveyMonkey (a)	28,840	581,126
Synopsys, Inc. (a)	27,393	4,955,668
Talend SA ADR (a)(b)	8,506	262,240
Tenable Holdings, Inc. (a)	19,634	613,955
The Trade Desk, Inc. (a)(b)	7,511	2,340,127
TiVo Corp.	35,000	213,150
Varonis Systems, Inc. (a)	6,445	543,894
Verint Systems, Inc. (a)	12,580	583,335
Workday, Inc. Class A (a)	29,948	5,493,362
Zoom Video Communications, Inc. Class A (a)	29,927	5,371,298
Zscaler, Inc. (a)(b)	24,295	2,383,097
		405,939,933
Technology Hardware, Storage & Peripherals - 10.1%
Apple, Inc.	782,446	248,770,881
Logitech International SA (b)	31,430	1,868,199
Nano Dimension Ltd. ADR (a)(b)	104,690	271,147
NetApp, Inc.	41,046	1,828,189
Seagate Technology LLC	48,255	2,559,445
Stratasys Ltd. (a)(b)	14,173	253,130
Super Micro Computer, Inc. (a)	10,491	272,346
Western Digital Corp.	54,939	2,437,643
		258,260,980

TOTAL INFORMATION TECHNOLOGY		1,072,215,507

MATERIALS - 0.3%
Chemicals - 0.1%
AgroFresh Solutions, Inc. (a)	12,872	34,240
Balchem Corp.	6,484	652,615
Innospec, Inc.	5,500	423,995
Loop Industries, Inc. (a)(b)	7,688	65,963
Methanex Corp.	17,783	288,150
		1,464,963
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	20,638	690,135
Metals & Mining - 0.2%
Ferroglobe PLC (a)(b)	104,116	74,079
Ferroglobe Representation & Warranty Insurance (a)(c)	7,187	0
Kaiser Aluminum Corp.	4,107	294,677
Pan American Silver Corp. (b)	40,930	1,199,249
Royal Gold, Inc.	12,364	1,646,885
SSR Mining, Inc. (a)	26,191	503,713
Steel Dynamics, Inc.	37,840	1,005,030
		4,723,633
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	22,566	182,108

TOTAL MATERIALS		7,060,839

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Finance Trust, Inc.	24,182	177,012
Brookfield Property REIT, Inc. Class A (b)	11,320	117,615
CareTrust (REIT), Inc.	20,899	389,348
CyrusOne, Inc.	19,541	1,452,678
Equinix, Inc.	15,287	10,664,670
Gaming & Leisure Properties	40,025	1,382,464
Gladstone Commercial Corp.	9,533	170,831
Government Properties Income Trust	10,839	274,118
Hospitality Properties Trust (SBI)	32,213	217,438
Industrial Logistics Properties Trust	14,964	280,575
Lamar Advertising Co. Class A	14,622	969,439
Potlatch Corp.	14,419	490,102
Regency Centers Corp.	28,436	1,216,776
Retail Opportunity Investments Corp.	30,382	285,287
Sabra Health Care REIT, Inc.	41,440	557,782
SBA Communications Corp. Class A	19,881	6,245,219
Senior Housing Properties Trust (SBI)	71,407	255,637
Uniti Group, Inc.	36,010	297,083
		25,444,074
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP	74,362	768,005
Colliers International Group, Inc.	7,735	399,489
FirstService Corp.	8,466	790,132
Newmark Group, Inc.	29,112	123,726
Redfin Corp. (a)	15,912	477,201
The RMR Group, Inc.	5,203	140,273
		2,698,826

TOTAL REAL ESTATE		28,142,900

UTILITIES - 0.7%
Electric Utilities - 0.6%
Alliant Energy Corp.	45,569	2,249,286
Exelon Corp.	175,518	6,724,095
MGE Energy, Inc.	7,236	491,252
Otter Tail Corp.	8,658	371,515
Xcel Energy, Inc.	93,023	6,049,286
		15,885,434
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastr (b)	19,978	523,424
Terraform Power, Inc.	45,055	828,111
		1,351,535
Water Utilities - 0.0%
Middlesex Water Co. (b)	4,453	302,181

TOTAL UTILITIES		17,539,150

TOTAL COMMON STOCKS
(Cost $1,734,601,587)		2,553,339,802

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.11% (d)	4,854,069	4,855,040
Fidelity Securities Lending Cash Central Fund 0.10% (d)(e)	76,965,721	76,973,418
TOTAL MONEY MARKET FUNDS
(Cost $81,826,255)		81,828,458
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $1,816,427,842)		2,635,168,260
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(73,562,474)
NET ASSETS - 100%		$2,561,605,786

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	44	June 2020	$8,413,020	$1,547,476	$1,547,476

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $134,872,707.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,144,903
Fidelity Securities Lending Cash Central Fund	687,426
Total	$1,832,329

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$452,183,473	$452,183,473	$--	$--
Consumer Discretionary	387,653,793	387,653,793	--	--
Consumer Staples	104,637,153	104,637,153	--	--
Energy	4,575,428	4,575,428	--	--
Financials	111,771,952	111,771,952	--	--
Health Care	280,134,919	280,088,492	--	46,427
Industrials	87,424,688	87,424,688	--	--
Information Technology	1,072,215,507	1,072,215,507	--	--
Materials	7,060,839	7,060,839	--	--
Real Estate	28,142,900	28,142,900	--	--
Utilities	17,539,150	17,539,150	--	--
Money Market Funds	81,828,458	81,828,458	--	--
Total Investments in Securities:	$2,635,168,260	$2,635,121,833	$--	$46,427
Derivative Instruments:
Assets
Futures Contracts	$1,547,476	$1,547,476	$--	$--
Total Assets	$1,547,476	$1,547,476	$--	$--
Total Derivative Instruments:	$1,547,476	$1,547,476	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,547,476	$0
Total Equity Risk	1,547,476	0
Total Value of Derivatives	$1,547,476	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $75,377,633) — See accompanying schedule: Unaffiliated issuers (cost $1,734,601,587)	$2,553,339,802
Fidelity Central Funds (cost $81,826,255)	81,828,458
Total Investment in Securities (cost $1,816,427,842)		$2,635,168,260
Segregated cash with brokers for derivative instruments		645,000
Foreign currency held at value (cost $5,242)		5,039
Receivable for investments sold		1,159,125
Dividends receivable		2,042,209
Distributions receivable from Fidelity Central Funds		103,609
Receivable for daily variation margin on futures contracts		88,386
Other receivables		11,138
Total assets		2,639,222,766
Liabilities
Payable for investments purchased	$206,450
Accrued management fee	426,445
Other payables and accrued expenses	16,755
Collateral on securities loaned	76,967,330
Total liabilities		77,616,980
Net Assets		$2,561,605,786
Net Assets consist of:
Paid in capital		$1,672,871,831
Total accumulated earnings (loss)		888,733,955
Net Assets		$2,561,605,786
Net Asset Value, offering price and redemption price per share ($2,561,605,786 ÷ 6,930,000 shares)		$369.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$12,437,825
Interest		60,010
Income from Fidelity Central Funds (including $687,426 from security lending)		1,832,329
Total income		14,330,164
Expenses
Management fee	$2,416,157
Independent trustees' fees and expenses	6,459
Miscellaneous	23,570
Total expenses		2,446,186
Net investment income (loss)		11,883,978
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,044,212
Redemptions in-kind with affiliated entities	24,173,425
Fidelity Central Funds	2,613
Foreign currency transactions	810
Futures contracts	60,572,585
Total net realized gain (loss)		86,793,645
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	145,530,546
Fidelity Central Funds	(865)
Assets and liabilities in foreign currencies	372
Futures contracts	(19,929,108)
Total change in net unrealized appreciation (depreciation)		125,600,945
Net gain (loss)		212,394,590
Net increase (decrease) in net assets resulting from operations		$224,278,568

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,883,978	$22,964,780
Net realized gain (loss)	86,793,645	90,871,653
Change in net unrealized appreciation (depreciation)	125,600,945	246,608,407
Net increase (decrease) in net assets resulting from operations	224,278,568	360,444,840
Distributions to shareholders	(32,350,130)	(22,429,700)
Share transactions
Proceeds from sales of shares	218,365,532	216,266,412
Cost of shares redeemed	(51,158,251)	(200,133,424)
Net increase (decrease) in net assets resulting from share transactions	167,207,281	16,132,988
Total increase (decrease) in net assets	359,135,719	354,148,128
Net Assets
Beginning of period	2,202,470,067	1,848,321,939
End of period	$2,561,605,786	$2,202,470,067
Other Information
Shares
Sold	630,000	730,000
Redeemed	(160,000)	(690,000)
Net increase (decrease)	470,000	40,000

See accompanying notes which are an integral part of the financial statements.

Fidelity Nasdaq Composite Index Tracking Stock

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$340.94	$287.90	$270.47	$209.73	$201.07	$188.45
Income from Investment Operations
Net investment income (loss)A	1.76	3.53	2.76	2.40	2.43	2.14
Net realized and unrealized gain (loss)	31.86	52.98	17.36	60.58	8.56	12.44
Total from investment operations	33.62	56.51	20.12	62.98	10.99	14.58
Distributions from net investment income	(1.78)	(3.47)	(2.69)	(2.24)	(2.33)	(1.96)
Distributions from net realized gain	(3.14)	–	–	–	–	–
Total distributions	(4.92)	(3.47)	(2.69)	(2.24)	(2.33)	(1.96)
Net asset value, end of period	$369.64	$340.94	$287.90	$270.47	$209.73	$201.07
Total ReturnB,C	10.04%	19.83%	7.42%	30.21%	5.56%	7.79%
Ratios to Average Net AssetsD,E
Expenses before reductions	.21%F	.27%	.27%	.31%	.32%	.42%
Expenses net of fee waivers, if any	.21%F	.21%	.21%	.21%	.21%	.21%
Expenses net of all reductions	.21%F	.21%	.21%	.21%	.21%	.21%
Net investment income (loss)	1.04%F	1.15%	.95%	.99%	1.25%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$2,561,606	$2,202,470	$1,848,322	$1,479,445	$755,017	$663,523
Portfolio turnover rateG,H	17%F	6%	10%	12%	6%	9%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2020

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$930,128,737
Gross unrealized depreciation	(114,708,172)
Net unrealized appreciation (depreciation)	$815,420,565
Tax cost	$1,821,295,171

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index Tracking Stock	594,394,918	174,920,340

Securities received and delivered in-kind through subscriptions and redemptions totaled $186,296,913 and $50,464,554, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .21% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,300.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $963,575. Total fees paid by the Fund to NFS, as lending agent, amounted to $71,686. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $26,044 from securities loaned to NFS, as affiliated borrower.

8. Share Transactions.

The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Actual	.21%	$1,000.00	$1,100.40	$1.10
Hypothetical-C		$1,000.00	$1,023.95	$1.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

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Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering pricing and bookkeeping and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, the fund's transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

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Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2017) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

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The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for the 12-month period ended June 30, 2019. The Board considered that Fidelity has not identified any comparable publicly available ETFs and that Fidelity believes this provides it with a competitive advantage in the marketplace. The Board also considered that Fidelity believes the fund's management fee is reasonable given that the fund's total expense ratio is 9 basis points below its competitive median.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ETF-SANN-0720
1.795572.116

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 22, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 22, 2020